Annual Total Returns - Fidelity Freedom Blend 2030 Fund [BarChart] - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2030 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2030 Fund- Retail
Bar Chart Table:
Annual Return 2019	22.59%
Annual Return 2020	15.10%
Annual Return 2021	11.11%